Great Lakes Large Cap Value Fund
Schedule of Investments
June 30, 2021 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 99.1%
Communication Services - 7.8%
Alphabet, Inc. - Class C *	191	$478,707
Comcast Corp. - Class A	31,284	1,783,814
Walt Disney Co.	6,237	1,096,277
		3,358,798
Consumer Discretionary - 7.0%
Booking Holdings, Inc. *	186	406,985
BorgWarner, Inc.	35,400	1,718,316
Expedia Group, Inc. *	3,070	502,589
Hasbro, Inc.	4,342	410,406
		3,038,296
Consumer Staples - 7.8%
Anheuser-Busch InBev SA/NV - ADR	11,874	855,046
JM Smucker Co.	4,954	641,890
Philip Morris International, Inc.	18,726	1,855,934
		3,352,870
Energy - 6.4%
Chevron Corp.	9,199	963,503
Royal Dutch Shell - Class A - ADR	32,022	1,293,689
Schlumberger Ltd.	16,450	526,565
		2,783,757
Financials - 24.9%
American Express Co.	7,347	1,213,945
Ameriprise Financial, Inc.	1,769	440,269
Bank of America Corp.	34,737	1,432,207
Berkshire Hathaway, Inc. - Class B *	5,248	1,458,524
Chubb Ltd.	8,097	1,286,937
Citigroup, Inc.	18,863	1,334,557
Discover Financial Services	4,338	513,142
PNC Financial Services Group, Inc.	5,044	962,193
Prudential Financial, Inc.	8,859	907,782
RenaissanceRe Holdings, Ltd.	8,205	1,221,068
		10,770,624
Health Care - 16.0%
AbbVie, Inc.	10,401	1,171,569
Biogen, Inc. *	1,696	587,274
Boston Scientific Corp. *	19,258	823,472
CVS Health Corp.	14,405	1,201,953
McKesson Corp.	4,878	932,869
Merck & Co., Inc.	16,862	1,311,358
UnitedHealth Group, Inc.	2,240	896,985
		6,925,480
Industrials - 11.0%
Canadian National Railway Co.	5,058	533,720
Cummins, Inc.	4,350	1,060,573
Emerson Electric Co.	4,755	457,621
General Electric Co.	85,410	1,149,619
Lockheed Martin Corp.	2,359	892,528
Wabtec Corp.	8,063	663,585
		4,757,646
Information Technology - 10.4%
Cisco Systems, Inc.	16,817	891,301
DXC Technology Co. *	11,355	442,164
Intel Corp.	13,539	760,079
Oracle Corp.	16,628	1,294,323
SS&C Technologies Holdings, Inc.	15,010	1,081,621
		4,469,488
Materials - 4.1%
Avery Dennison Corp.	2,198	462,108
DuPont de Nemours, Inc.	8,506	658,449
International Flavors & Fragrances, Inc.	4,253	635,398
		1,755,955
Utilities - 3.7%
Ameren Corp.	5,095	407,804
Public Service Enterprise Group, Inc.	20,054	1,198,026
		1,605,830
Total Common Stocks
(Cost $31,947,526)		42,818,744

MONEY MARKET FUND - 1.1%
First American Government Obligations Fund - Class Z, 0.02% ^
Total Money Market Fund
(Cost $455,569)	455,570	455,569

Total Investments - 100.2%
(Cost $32,403,095)		43,274,313
Other Assets and Liabilites, Net - (0.2)%		(84,913)
Total Net Assets - 100.0%		$43,189,400

*	Non-income producing security.
ADR - American Depositary Receipt
^	The rate shown is the annualized seven-day effective yield as of June 30, 2021.

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2021, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$42,818,744	$-	$-	$42,818,744
Money Market Fund	455,569	-	-	455,569
Total Investments	$43,274,313	$-	$-	$43,274,313

Refer to the Schedule of Investments for further information on the classification of investments.